Other long-term receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other long-term receivables
Schedule of other long-term receivables

	As at December 31
(in EUR 000)	2025	2024
R&D tax incentive	1,233	1,110
Prepayment option	91	112
Cash guarantees	394	395
Total other long term receivables	1,718	1,617